SHAREHOLDERS' EQUITY - Schedule of Unvested RSUs (Details)	12 Months Ended
Dec. 31, 2025 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding at beginning of year	1,270,498
Granted RSUs	738,667
vested RSUs	(347,100)
Forfeited RSUs	(128,010)
Outstanding at end of year	1,534,055
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding at beginning of year	724,252
Granted RSUs	584,385
vested RSUs	(282,961)
Forfeited RSUs	(128,010)
Outstanding at end of year	897,666
Performance Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding at beginning of year	546,246
Granted RSUs	154,282
vested RSUs	(64,139)
Outstanding at end of year	636,389